Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Schedule of Trade and Other Payables

	December 31, 2025	December 31, 2024
Trade payables related to operating, general and administrative expenses	$102,636	$53,901
Trade payables related to capital expenditures	11,873	15,796
Other provisions	11,320	3,338
DSU and PSU liability (Note 14e,f)	28,904	3,214
Total	$154,733	$76,249